T. ROWE PRICE Equity Index 500 Fund
September 30, 2025 (Unaudited)

Portfolio of Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS  99.8%
COMMUNICATION SERVICES  10.2%
Diversified Telecommunication Services  0.7%
AT&T  4,684,889 132,301
Verizon Communications  2,762,201 121,399
253,700
Entertainment  1.6%
Electronic Arts  146,955 29,641
Live Nation Entertainment (1) 104,104 17,010
Netflix (1) 278,560 333,971
Take-Two Interactive Software (1) 112,054 28,950
TKO Group Holdings  43,929 8,872
Walt Disney  1,177,983 134,879
Warner Bros Discovery (1) 1,623,588 31,709
585,032
Interactive Media & Services  7.3%
Alphabet, Class A  3,814,240 927,242
Alphabet, Class C  3,061,914 745,729
Match Group  161,924 5,719
Meta Platforms, Class A  1,422,226 1,044,454
2,723,144
Media  0.4%
Charter Communications, Class A (1) 60,444 16,629
Comcast, Class A  2,411,177 75,759
Fox, Class A  135,576 8,549
Fox, Class B  86,820 4,974
Interpublic Group  243,609 6,799
News, Class A  249,360 7,658
News, Class B (2) 72,611 2,509
Omnicom Group (2) 128,660 10,490
Paramount Skydance, Class B (2) 204,461 3,868
Trade Desk, Class A (1) 289,458 14,186
151,421
Wireless Telecommunication Services  0.2%
T-Mobile U.S.  317,356 75,969
75,969
Total Communication Services 3,789,266

T. ROWE PRICE Equity Index 500 Fund

Shares $ Value
(Cost and value in $000s)
‡
CONSUMER DISCRETIONARY  10.6%
Automobile Components  0.0%
Aptiv (1) 143,610 12,382
12,382
Automobiles  2.4%
Ford Motor  2,552,775 30,531
General Motors  622,249 37,939
Tesla (1) 1,839,951 818,263
886,733
Broadline Retail  3.8%
Amazon.com (1) 6,364,494 1,397,452
eBay  298,294 27,130
1,424,582
Distributors  0.1%
Genuine Parts  91,841 12,729
LKQ  169,858 5,188
Pool  21,150 6,558
24,475
Hotels, Restaurants & Leisure  1.9%
Airbnb, Class A (1) 280,372 34,043
Booking Holdings  21,231 114,632
Carnival (1) 693,916 20,061
Chipotle Mexican Grill (1) 876,190 34,338
Darden Restaurants  77,164 14,689
Domino's Pizza  20,197 8,719
DoorDash, Class A (1) 242,755 66,027
Expedia Group  76,954 16,449
Hilton Worldwide Holdings  153,769 39,894
Las Vegas Sands  200,187 10,768
Marriott International, Class A  147,279 38,357
McDonald's  467,559 142,086
MGM Resorts International (1) 136,554 4,733
Norwegian Cruise Line Holdings (1) 295,095 7,268
Royal Caribbean Cruises  164,499 53,229
Starbucks  743,936 62,937
Wynn Resorts  54,352 6,972
Yum! Brands  181,163 27,537
702,739
Household Durables  0.3%
DR Horton  182,785 30,976
Garmin  107,300 26,419

T. ROWE PRICE Equity Index 500 Fund

Shares $ Value
(Cost and value in $000s)
‡
Lennar, Class A  148,319 18,694
Mohawk Industries (1) 33,989 4,382
NVR (1) 1,867 15,001
PulteGroup  128,455 16,973
112,445
Leisure Products  0.0%
Hasbro  86,994 6,598
6,598
Specialty Retail  1.8%
AutoZone (1) 10,941 46,940
Best Buy  126,960 9,601
CarMax (1) 100,225 4,497
Home Depot  652,166 264,251
Lowe's  367,063 92,247
O'Reilly Automotive (1) 555,250 59,862
Ross Stores  213,638 32,556
TJX  730,719 105,618
Tractor Supply  350,419 19,928
Ulta Beauty (1) 29,239 15,986
Williams-Sonoma  81,173 15,865
667,351
Textiles, Apparel & Luxury Goods  0.3%
Deckers Outdoor (1) 96,229 9,755
Lululemon Athletica (1) 70,755 12,589
NIKE, Class B  775,719 54,091
Ralph Lauren  24,967 7,828
Tapestry  137,236 15,538
99,801
Total Consumer Discretionary 3,937,106
CONSUMER STAPLES  4.9%
Beverages  1.0%
Brown-Forman, Class B  120,159 3,254
Coca-Cola  2,538,198 168,333
Constellation Brands, Class A  92,691 12,483
Keurig Dr Pepper  886,275 22,609
Molson Coors Beverage, Class B  113,119 5,119
Monster Beverage (1) 464,108 31,239
PepsiCo  896,942 125,966
369,003
Consumer Staples Distribution & Retail  1.8%
Costco Wholesale  290,699 269,080

T. ROWE PRICE Equity Index 500 Fund

Shares $ Value
(Cost and value in $000s)
‡
Dollar General  144,837 14,969
Dollar Tree (1) 126,002 11,891
Kroger  397,010 26,762
Sysco  311,623 25,659
Target  296,564 26,602
Walmart  2,878,416 296,649
671,612
Food Products  0.5%
Archer-Daniels-Midland  317,435 18,964
Bunge Global  88,769 7,212
Campbell's Company (2) 129,876 4,101
Conagra Brands  314,852 5,765
General Mills  348,101 17,551
Hershey  97,762 18,286
Hormel Foods  192,429 4,761
J M Smucker  70,094 7,612
Kellanova  177,660 14,572
Kraft Heinz  554,003 14,426
Lamb Weston Holdings  92,640 5,381
McCormick  166,770 11,159
Mondelez International, Class A  846,569 52,885
Tyson Foods, Class A  188,794 10,252
192,927
Household Products  0.9%
Church & Dwight  158,398 13,880
Clorox  81,304 10,025
Colgate-Palmolive  528,492 42,248
Kimberly-Clark  216,577 26,929
Procter & Gamble  1,535,316 235,901
328,983
Personal Care Products  0.1%
Estee Lauder, Class A  154,647 13,627
Kenvue  1,251,665 20,315
33,942
Tobacco  0.6%
Altria Group  1,099,749 72,649
Philip Morris International  1,020,034 165,450
238,099
Total Consumer Staples 1,834,566

T. ROWE PRICE Equity Index 500 Fund

Shares $ Value
(Cost and value in $000s)
‡
ENERGY  2.9%
Energy Equipment & Services  0.2%
Baker Hughes  643,842 31,368
Halliburton  553,512 13,616
Schlumberger  974,764 33,503
78,487
Oil, Gas & Consumable Fuels  2.7%
APA  238,231 5,784
Chevron  1,261,321 195,870
ConocoPhillips  817,714 77,347
Coterra Energy  504,302 11,927
Devon Energy  412,767 14,472
Diamondback Energy  123,540 17,679
EOG Resources  357,010 40,028
EQT  395,977 21,553
Expand Energy  156,173 16,592
Exxon Mobil  2,794,702 315,103
Kinder Morgan  1,277,802 36,175
Marathon Petroleum  198,696 38,297
Occidental Petroleum  468,299 22,127
ONEOK  413,182 30,150
Phillips 66  264,083 35,920
Targa Resources  140,371 23,518
Texas Pacific Land (2) 12,488 11,659
Valero Energy  202,956 34,555
Williams  798,720 50,599
999,355
Total Energy 1,077,842
FINANCIALS  13.6%
Banks  3.6%
Bank of America  4,468,814 230,546
Citigroup  1,206,020 122,411
Citizens Financial Group  280,484 14,911
Fifth Third Bancorp  431,337 19,216
Huntington Bancshares  962,716 16,626
JPMorgan Chase  1,802,860 568,676
KeyCorp  604,593 11,300
M&T Bank  101,854 20,128
PNC Financial Services Group  257,642 51,768
Regions Financial  580,567 15,310
Truist Financial  842,847 38,535
U.S. Bancorp  1,018,016 49,201

T. ROWE PRICE Equity Index 500 Fund

Shares $ Value
(Cost and value in $000s)
‡
Wells Fargo  2,099,265 175,960
1,334,588
Capital Markets  3.5%
Ameriprise Financial  61,565 30,244
Bank of New York Mellon  461,322 50,266
Blackrock  94,334 109,981
Blackstone  480,645 82,118
Cboe Global Markets  68,923 16,903
Charles Schwab  1,117,637 106,701
CME Group  235,856 63,726
Coinbase Global, Class A (1) 148,311 50,054
FactSet Research Systems  25,037 7,173
Franklin Resources  204,693 4,735
Goldman Sachs Group  198,364 157,967
Interactive Brokers Group, Class A  289,058 19,890
Intercontinental Exchange  374,664 63,123
Invesco  295,551 6,780
KKR  449,892 58,464
Moody's  100,934 48,093
Morgan Stanley  794,830 126,346
MSCI  50,520 28,666
Nasdaq  297,268 26,293
Northern Trust  124,444 16,750
Raymond James Financial  115,656 19,962
Robinhood Markets, Class A (1) 507,558 72,672
S&P Global  204,705 99,632
State Street  184,926 21,453
T. Rowe Price Group (3) 145,513 14,935
1,302,927
Consumer Finance  0.6%
American Express  355,585 118,111
Capital One Financial  418,828 89,035
Synchrony Financial  242,323 17,217
224,363
Financial Services  4.0%
Apollo Global Management  298,752 39,815
Berkshire Hathaway, Class B (1) 1,202,293 604,441
Block (1) 358,797 25,930
Corpay (1) 46,190 13,306
Fidelity National Information Services  340,710 22,466
Fiserv (1) 355,553 45,841
Global Payments  161,026 13,378

T. ROWE PRICE Equity Index 500 Fund

Shares $ Value
(Cost and value in $000s)
‡
Jack Henry & Associates  48,080 7,161
Mastercard, Class A  541,350 307,925
PayPal Holdings (1) 624,708 41,893
Visa, Class A  1,113,618 380,167
1,502,323
Insurance  1.9%
Aflac  314,517 35,132
Allstate  172,195 36,962
American International Group  361,700 28,408
Aon, Class A  141,056 50,298
Arch Capital Group  242,321 21,986
Arthur J Gallagher  168,573 52,214
Assurant  33,356 7,225
Brown & Brown  192,145 18,021
Chubb  242,697 68,501
Cincinnati Financial  102,970 16,280
Erie Indemnity, Class A (2) 16,399 5,217
Everest Group  27,131 9,502
Globe Life  54,322 7,766
Hartford Insurance Group  183,438 24,469
Loews  110,252 11,068
Marsh & McLennan  321,771 64,846
MetLife  364,758 30,045
Principal Financial Group  131,396 10,894
Progressive  383,918 94,809
Prudential Financial  229,626 23,821
Travelers  147,187 41,098
W R Berkley  197,607 15,141
Willis Towers Watson  63,594 21,968
695,671
Total Financials 5,059,872
HEALTH CARE  8.9%
Biotechnology  1.6%
AbbVie  1,157,925 268,106
Amgen  352,597 99,503
Biogen (1) 96,886 13,572
Gilead Sciences  812,603 90,199
Incyte (1) 105,965 8,987
Moderna (1) 224,704 5,804
Regeneron Pharmaceuticals  66,592 37,442
Vertex Pharmaceuticals (1) 167,817 65,724
589,337

T. ROWE PRICE Equity Index 500 Fund

Shares $ Value
(Cost and value in $000s)
‡
Health Care Equipment & Supplies  2.0%
Abbott Laboratories  1,140,446 152,751
Align Technology (1) 44,911 5,624
Baxter International  338,965 7,718
Becton Dickinson & Company  187,304 35,058
Boston Scientific (1) 970,441 94,744
Cooper (1) 131,775 9,034
Dexcom (1) 259,134 17,437
Edwards Lifesciences (1) 383,353 29,813
GE HealthCare Technologies  297,778 22,363
Hologic (1) 147,059 9,925
IDEXX Laboratories (1) 52,272 33,396
Insulet (1) 46,464 14,345
Intuitive Surgical (1) 234,798 105,009
Medtronic  838,921 79,899
ResMed  95,558 26,157
Solventum (1) 96,917 7,075
STERIS  64,693 16,008
Stryker  225,309 83,290
Zimmer Biomet Holdings  130,596 12,864
762,510
Health Care Providers & Services  1.7%
Cardinal Health  155,758 24,448
Cencora  127,143 39,736
Centene (1) 302,074 10,778
Cigna Group  174,625 50,336
CVS Health  832,956 62,796
DaVita (1) 22,468 2,985
Elevance Health  147,271 47,586
HCA Healthcare  107,102 45,647
Henry Schein (1) 65,742 4,363
Humana  78,409 20,400
Labcorp Holdings  54,043 15,514
McKesson  81,391 62,878
Molina Healthcare (1) 35,694 6,830
Quest Diagnostics  72,972 13,907
UnitedHealth Group  593,568 204,959
Universal Health Services, Class B  37,633 7,694
620,857
Life Sciences Tools & Services  0.8%
Agilent Technologies  185,301 23,783
Bio-Techne  103,041 5,732

T. ROWE PRICE Equity Index 500 Fund

Shares $ Value
(Cost and value in $000s)
‡
Charles River Laboratories International (1) 32,260 5,047
Danaher  417,281 82,730
IQVIA Holdings (1) 108,588 20,625
Mettler-Toledo International (1) 13,411 16,464
Revvity (2) 77,627 6,804
Thermo Fisher Scientific  247,373 119,981
Waters (1) 39,271 11,774
West Pharmaceutical Services  47,400 12,435
305,375
Pharmaceuticals  2.8%
Bristol-Myers Squibb  1,332,112 60,078
Eli Lilly  521,369 397,804
Johnson & Johnson  1,578,657 292,715
Merck  1,636,484 137,350
Pfizer  3,723,337 94,871
Viatris  775,221 7,675
Zoetis  289,785 42,401
1,032,894
Total Health Care 3,310,973
INDUSTRIALS & BUSINESS SERVICES  8.3%
Aerospace & Defense  2.2%
Axon Enterprise (1) 51,482 36,946
Boeing (1) 495,297 106,900
General Dynamics  165,838 56,551
General Electric  695,001 209,070
Howmet Aerospace  263,705 51,747
Huntington Ingalls Industries  25,791 7,425
L3Harris Technologies  122,251 37,337
Lockheed Martin  134,467 67,127
Northrop Grumman  88,046 53,648
RTX  877,009 146,750
Textron  115,355 9,746
TransDigm Group  36,856 48,577
831,824
Air Freight & Logistics  0.2%
CH Robinson Worldwide  78,210 10,355
Expeditors International of Washington  90,332 11,074
FedEx  141,771 33,431
United Parcel Service, Class B  481,206 40,195
95,055

T. ROWE PRICE Equity Index 500 Fund

Shares $ Value
(Cost and value in $000s)
‡
Building Products  0.5%
A.O. Smith  77,073 5,658
Allegion  56,705 10,057
Builders FirstSource (1) 72,864 8,835
Carrier Global  527,505 31,492
Johnson Controls International  427,976 47,056
Lennox International  21,083 11,160
Masco  139,069 9,789
Trane Technologies  145,613 61,443
185,490
Commercial Services & Supplies  0.5%
Cintas  224,004 45,979
Copart (1) 581,072 26,131
Republic Services  132,537 30,415
Rollins  185,424 10,892
Veralto  163,797 17,462
Waste Management  241,072 53,236
184,115
Construction & Engineering  0.2%
EMCOR Group  29,355 19,067
Quanta Services  98,049 40,634
59,701
Electrical Equipment  0.9%
AMETEK  150,786 28,348
Eaton  254,955 95,417
Emerson Electric  370,246 48,569
GE Vernova  178,318 109,648
Generac Holdings (1) 38,845 6,503
Hubbell  34,564 14,873
Rockwell Automation  73,374 25,646
329,004
Ground Transportation  0.9%
CSX  1,218,825 43,280
JB Hunt Transport Services  49,220 6,604
Norfolk Southern  146,683 44,065
Old Dominion Freight Line  120,408 16,951
Uber Technologies (1) 1,366,255 133,852
Union Pacific  388,335 91,791
336,543
Industrial Conglomerates  0.5%
3M  348,487 54,078

T. ROWE PRICE Equity Index 500 Fund

Shares $ Value
(Cost and value in $000s)
‡
Honeywell International  415,766 87,519
Roper Technologies  70,891 35,353
176,950
Machinery  1.5%
Caterpillar  306,948 146,460
Cummins  90,062 38,040
Deere  164,908 75,406
Dover  90,705 15,132
Fortive  224,284 10,988
IDEX  49,858 8,115
Illinois Tool Works  173,482 45,237
Ingersoll Rand  235,606 19,466
Nordson  35,694 8,101
Otis Worldwide  256,018 23,408
PACCAR  343,119 33,735
Parker-Hannifin  83,630 63,404
Pentair  108,571 12,025
Snap-on  34,607 11,992
Stanley Black & Decker  101,684 7,558
Westinghouse Air Brake Technologies  112,983 22,650
Xylem  160,204 23,630
565,347
Passenger Airlines  0.1%
Delta Air Lines  423,236 24,019
Southwest Airlines  340,524 10,866
United Airlines Holdings (1) 211,123 20,373
55,258
Professional Services  0.5%
Automatic Data Processing  265,190 77,833
Broadridge Financial Solutions  76,302 18,173
Dayforce (1) 105,168 7,245
Equifax  80,713 20,705
Jacobs Solutions  79,279 11,881
Leidos Holdings  84,995 16,061
Paychex  211,745 26,841
Paycom Software  31,650 6,588
Verisk Analytics  91,124 22,918
208,245
Trading Companies & Distributors  0.3%
Fastenal  749,958 36,778
United Rentals  42,061 40,154

T. ROWE PRICE Equity Index 500 Fund

Shares $ Value
(Cost and value in $000s)
‡
WW Grainger  28,913 27,553
104,485
Total Industrials & Business Services 3,132,017
INFORMATION TECHNOLOGY  34.6%
Communications Equipment  0.9%
Arista Networks (1) 675,017 98,357
Cisco Systems  2,595,092 177,556
F5 (1) 37,895 12,247
Motorola Solutions  108,996 49,843
338,003
Electronic Equipment, Instruments & Components  0.7%
Amphenol, Class A  796,853 98,611
CDW  86,979 13,854
Corning  509,868 41,824
Jabil  70,905 15,398
Keysight Technologies (1) 112,151 19,617
TE Connectivity  193,198 42,413
Teledyne Technologies (1) 30,864 18,088
Trimble (1) 157,509 12,861
Zebra Technologies, Class A (1) 33,552 9,970
272,636
IT Services  0.9%
Accenture, Class A  407,939 100,598
Akamai Technologies (1) 96,293 7,295
Cognizant Technology Solutions, Class A  318,507 21,362
EPAM Systems (1) 36,991 5,578
Gartner (1) 49,174 12,926
GoDaddy, Class A (1) 89,934 12,306
International Business Machines  610,402 172,231
VeriSign  55,543 15,528
347,824
Semiconductors & Semiconductor Equipment  13.8%
Advanced Micro Devices (1) 1,063,435 172,053
Analog Devices  324,935 79,837
Applied Materials  525,569 107,605
Broadcom  3,084,130 1,017,485
First Solar (1) 70,800 15,614
Intel (1) 2,872,898 96,386
KLA  86,422 93,215
Lam Research  828,957 110,997
Microchip Technology  355,642 22,839

T. ROWE PRICE Equity Index 500 Fund

Shares $ Value
(Cost and value in $000s)
‡
Micron Technology  733,161 122,673
Monolithic Power Systems  31,270 28,788
NVIDIA  16,000,575 2,985,387
NXP Semiconductors  164,772 37,524
ON Semiconductor (1) 265,693 13,101
QUALCOMM  706,541 117,540
Skyworks Solutions  98,860 7,610
Teradyne  105,796 14,562
Texas Instruments  595,519 109,415
5,152,631
Software  11.3%
Adobe (1) 277,841 98,008
AppLovin, Class A (1) 177,535 127,566
Autodesk (1) 139,956 44,460
Cadence Design Systems (1) 178,336 62,642
Crowdstrike Holdings, Class A (1) 163,199 80,029
Datadog, Class A (1) 211,317 30,091
Fair Isaac (1) 15,662 23,439
Fortinet (1) 420,359 35,344
Gen Digital  361,490 10,263
Intuit  182,746 124,799
Microsoft  4,874,357 2,524,673
Oracle  1,086,783 305,647
Palantir Technologies, Class A (1) 1,491,439 272,068
Palo Alto Networks (1) 436,159 88,811
PTC (1) 79,232 16,086
Salesforce  626,429 148,464
ServiceNow (1) 136,417 125,542
Synopsys (1) 121,077 59,738
Tyler Technologies (1) 28,185 14,745
Workday, Class A (1) 141,121 33,972
4,226,387
Technology Hardware, Storage & Peripherals  7.0%
Apple  9,731,666 2,477,974
Dell Technologies, Class C  198,078 28,081
Hewlett Packard Enterprise  855,486 21,011
HP  611,488 16,651
NetApp  130,215 15,425
Seagate Technology Holdings  140,259 33,110
Super Micro Computer (1) 325,983 15,628

T. ROWE PRICE Equity Index 500 Fund

Shares $ Value
(Cost and value in $000s)
‡
Western Digital  226,271 27,166
2,635,046
Total Information Technology 12,972,527
MATERIALS  1.7%
Chemicals  1.1%
Air Products & Chemicals  145,518 39,686
Albemarle  77,406 6,276
CF Industries Holdings  106,848 9,584
Corteva  443,578 29,999
Dow  467,021 10,709
DuPont de Nemours  276,617 21,548
Eastman Chemical  75,933 4,788
Ecolab  166,747 45,665
International Flavors & Fragrances  168,853 10,391
Linde  307,243 145,940
LyondellBasell Industries, Class A  169,627 8,319
Mosaic  209,504 7,266
PPG Industries  146,857 15,436
Sherwin-Williams  151,784 52,557
408,164
Construction Materials  0.1%
Martin Marietta Materials  39,343 24,797
Vulcan Materials  86,225 26,525
51,322
Containers & Packaging  0.2%
Amcor  1,514,037 12,385
Avery Dennison  51,545 8,359
Ball  175,926 8,870
International Paper  349,505 16,217
Packaging Corp. of America  58,968 12,851
Smurfit WestRock  327,697 13,950
72,632
Metals & Mining  0.3%
Freeport-McMoRan  944,966 37,062
Newmont  718,766 60,599
Nucor  149,652 20,267
Steel Dynamics  91,121 12,705
130,633
Total Materials 662,751

T. ROWE PRICE Equity Index 500 Fund

Shares $ Value
(Cost and value in $000s)
‡
REAL ESTATE  1.9%
Health Care Real Estate Investment Trusts  0.3%
Alexandria Real Estate Equities, REIT  101,305 8,443
Healthpeak Properties, REIT  458,887 8,787
Ventas, REIT  298,260 20,875
Welltower, REIT  438,609 78,134
116,239
Hotel & Resort Real Estate Investment Trusts  0.0%
Host Hotels & Resorts, REIT  412,190 7,015
7,015
Industrial Real Estate Investment Trusts  0.2%
Prologis, REIT  607,519 69,573
69,573
Office Real Estate Investment Trusts  0.0%
BXP, REIT  95,992 7,136
7,136
Real Estate Management & Development  0.1%
CBRE Group, Class A (1) 191,454 30,166
CoStar Group (1) 278,930 23,533
53,699
Residential Real Estate Investment Trusts  0.2%
AvalonBay Communities, REIT  93,969 18,152
Camden Property Trust, REIT  70,319 7,509
Equity Residential, REIT  225,955 14,626
Essex Property Trust, REIT  42,497 11,375
Invitation Homes, REIT  365,629 10,724
Mid-America Apartment Communities, REIT  77,252 10,794
UDR, REIT  199,124 7,419
80,599
Retail Real Estate Investment Trusts  0.3%
Federal Realty Investment Trust, REIT  50,681 5,134
Kimco Realty, REIT  446,913 9,765
Realty Income, REIT  597,385 36,315
Regency Centers, REIT  107,908 7,867
Simon Property Group, REIT  214,105 40,181
99,262
Specialized Real Estate Investment Trusts  0.8%
American Tower, REIT  306,431 58,933
Crown Castle, REIT  284,259 27,428
Digital Realty Trust, REIT  208,997 36,131

T. ROWE PRICE Equity Index 500 Fund

Shares $ Value
(Cost and value in $000s)
‡
Equinix, REIT  64,387 50,430
Extra Space Storage, REIT  140,270 19,770
Iron Mountain, REIT  195,207 19,899
Public Storage, REIT  104,114 30,073
SBA Communications, REIT  70,989 13,726
VICI Properties, REIT  698,396 22,775
Weyerhaeuser, REIT  479,210 11,880
291,045
Total Real Estate 724,568
UTILITIES  2.2%
Electric Utilities  1.5%
Alliant Energy  169,550 11,429
American Electric Power  349,551 39,324
Constellation Energy  204,488 67,291
Duke Energy  508,926 62,980
Edison International  254,015 14,042
Entergy  291,332 27,149
Evergy  151,988 11,554
Eversource Energy  242,679 17,264
Exelon  659,440 29,681
FirstEnergy  339,428 15,553
NextEra Energy  1,348,689 101,813
NRG Energy  126,092 20,421
PG&E  1,452,453 21,903
Pinnacle West Capital  78,621 7,049
PPL  489,355 18,184
Southern  720,034 68,238
Xcel Energy  381,210 30,745
564,620
Gas Utilities  0.0%
Atmos Energy  104,521 17,847
17,847
Independent Power & Renewable Electricity
Producers  0.1%
AES  470,104 6,187
Vistra  208,264 40,803
46,990
Multi-Utilities  0.6%
Ameren  178,613 18,644
CenterPoint Energy  431,336 16,736
CMS Energy  197,523 14,471

T. ROWE PRICE Equity Index 500 Fund

Shares $ Value
(Cost and value in $000s)
‡
Consolidated Edison  238,212 23,945
Dominion Energy  557,563 34,106
DTE Energy  137,129 19,394
NiSource  311,017 13,467
Public Service Enterprise Group  325,739 27,186
Sempra  426,366 38,364
WEC Energy Group  210,918 24,169
230,482
Water Utilities  0.0%
American Water Works  128,863 17,936
17,936
Total Utilities 877,875
Total Common Stocks (Cost $9,212,860) 37,379,363
SHORT-TERM INVESTMENTS  0.3%
Money Market Funds  0.3%
T. Rowe Price Government Reserve Fund, 4.16% (3)(4) 103,794,005 103,794
Total Short-Term Investments (Cost $103,794) 103,794
SECURITIES LENDING COLLATERAL  0.0%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET
BANK AND TRUST COMPANY 0.0%
Money Market Funds 0.0%
T. Rowe Price Government Reserve Fund, 4.16% (3)(4) 2,482,927 2,483
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank And Trust
Company 2,483
Total Securities Lending Collateral (Cost $2,483) 2,483
Total Investments in Securities  100.1%
(Cost $9,319,137) $ 37,485,640
Other Assets Less Liabilities (0.1)% (40,087)
Net Assets 100.0% $ 37,445,553
‡ Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) All or a portion of this security is on loan at September 30, 2025.
(3) Affiliated Companies

T. ROWE PRICE Equity Index 500 Fund

.
.
.
.
.
.
.
.
.
.
(4) Seven-day yield
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE Equity Index 500 Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 167 S&P 500 E-Mini Index contracts 12/25 56,269 $ 252
Net payments (receipts) of variation margin to date 210
Variation margin receivable (payable) on open futures contracts $ 462

T. ROWE PRICE Equity Index 500 Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Group  $ 300 $ (1,921) $ 566
T. Rowe Price Government Reserve Fund,
4.16% — — 1,595 ++
Totals $ 300 # $ (1,921) $ 2,161 +
Supplementary Investment Schedule
Affiliate
Value
12/31/24
Purchase
Cost
Sales
Cost
Value
9/30/25
T. Rowe Price Group  $ 17,184 $ — $ 328 $ 14,935
T. Rowe Price Government
Reserve Fund, 4.16% 116,950 ¤ ¤ 106,277
Total $ 121,212 ^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $2,161 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $112,657.

T. ROWE PRICE Equity Index 500 Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Index Trust, Inc. (the corporation) is registered under the
Investment Company Act of 1940 (the 1940 Act). The Equity Index 500 Fund
(the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946.
The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the
NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Equity Index 500 Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Futures contracts are valued at closing settlement prices.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also

T. ROWE PRICE Equity Index 500 Fund

consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   On September 30, 2025 , all of the fund’s financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
F50-054Q3 09/25